Average Annual Total Returns{- Strategic Advisers Fidelity Core Income Fund} - 05.31 Strategic Advisers Fidelity Core Income Fund PRO-04 - Strategic Advisers Fidelity Core Income Fund	Strategic Advisers Fidelity Core Income Fund Return Before Taxes Past 1 year	Strategic Advisers Fidelity Core Income Fund Return Before Taxes Since Inception		Strategic Advisers Fidelity Core Income Fund After Taxes on Distributions Past 1 year	Strategic Advisers Fidelity Core Income Fund After Taxes on Distributions Since Inception		Strategic Advisers Fidelity Core Income Fund After Taxes on Distributions and Sales Past 1 year	Strategic Advisers Fidelity Core Income Fund After Taxes on Distributions and Sales Since Inception		LB001 Past 1 year	LB001 Since Inception
Total	10.01%	9.25%	[1]	7.51%	7.16%	[1]	6.28%	6.30%	[1]	7.51%	8.38%	[1]

[1]	(a)From October 16, 2018